RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party And Party-in-Interest Transactions [Roll Forward]
Balance, January 1	$ 133,919,803
Net appreciation (depreciation) in fair value	17,673,583	$ 13,689,410
Balance, December 31	155,157,331	133,919,803
Tredegar Corporation common stock
EBP, Related Party And Party-in-Interest Transactions [Roll Forward]
Balance, January 1	4,915,044	3,800,985
Distributions and sales	(530,041)	(358,514)
Net appreciation (depreciation) in fair value	(259,231)	1,472,573
Balance, December 31	$ 4,125,772	$ 4,915,044